CONTRACTS, COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2026
COMMITMENTS [Line Items]
Contractual commitments		$ 86,660
Sales royalty percentage	2.00%
Other contingent liabilities
COMMITMENTS [Line Items]
Contractual commitments	$ 9,500